Note 3 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Property, Plant and Equipment [Table Text Block]
	December 31, 2020	December 31, 2019
Furniture and Fixtures	$-	$13,286
Less: Accumulated Depreciation	-	13,160
Totals	$-	$126